Long term debt - Convertible Debentures (Details)			1 Months Ended	12 Months Ended
	Oct. 28, 2021 CAD ($)	Jun. 01, 2021 CAD ($)	Apr. 30, 2020 shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Oct. 27, 2021 CAD ($)	Jun. 04, 2021 CAD ($)	Jun. 01, 2021 $ / shares	Mar. 20, 2019 CAD ($)	Mar. 20, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt, gross				$ 325,727,000	$ 357,659,000
Debt issuance costs				5,178,000	2,196,000
Net realized gain (loss)				2,737,000	4,266,000
Settled promissory notes				4,185,000
Cash advance				135,049,000	145,227,000
Interest Rate Swap
Debt Instrument [Line Items]
Net realized gain (loss)				7,071,000
Unrealized gain					4,334,000
Convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross				$ 129,750,000	55,000,000
Redemption price as a percentage of the principal amount				101.00%
Accelerated amortization				$ 1,064,000
Convertible debentures | 5.50% convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross				$ 74,750,000	0
Debt instrument, face amount		$ 65,000,000
Interest rate		5.50%		5.50%			5.50%
Conversion price (in CAD per share) | $ / shares								$ 24.75
Share equivalence per $1000 debenture		$ 40.4040
Debt issuance costs		$ 3,531,000
Redemption price as a percentage of the principal amount		125.00%
Issuance of common shares | shares			4,583,655
Convertible debentures | 5.00% convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross				$ 55,000,000	55,000,000
Interest rate				5.00%					5.00%
Conversion price (in CAD per share) | $ / shares										$ 26.25
Share equivalence per $1000 debenture									$ 38.0952
Debt issuance costs									$ 2,691,000
Convertible debentures | 5.00% convertible debentures over-allotment option
Debt Instrument [Line Items]
Debt instrument, face amount							$ 9,750,000
Financing obligations
Debt Instrument [Line Items]
Long-term debt, gross				$ 47,945,000	50,923,000
Interest rate				2.23%
Debt instrument related obligations				$ 11,700,000
Secured debt | Equipment Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount				$ 4,300,000
Interest rate				4.20%
Secured debt | Promissory Note | DGI
Debt Instrument [Line Items]
Debt instrument, face amount				$ 370,000
Interest rate				2.90%
Mortgages
Debt Instrument [Line Items]
Long-term debt, gross				$ 30,000,000	$ 21,206,000
Mortgages | BDC
Debt Instrument [Line Items]
Debt instrument, face amount	$ 30,000,000					$ 21,100,000
Debt instrument additional loan	7,000,000
Cash advance	$ 1,900,000
Mortgages | Base Rate | BDC
Debt Instrument [Line Items]
Interest rate prior to variable rate	5.60%
Variable interest rate	2.20%
Debt instrument, interest rate, effective percentage	3.40%